30. RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS
30.	RELATED PARTY TRANSACTIONS

Cemig’s main balances and transactions with related parties and its jointly-controlled entities are as follows:

COMPANY	ASSETS		LIABILITIES		REVENUE			EXPENSES
	2020	2019	2020	2019	2020	2019	2018	2020	2019	2018
Shareholder
Minas Gerais State Government
Current
Receivables from customers and traders (1)	335	346		—	127	166	163		—	—
ICMS tax – early payment		—		—			11		—	—
Non-current
Accounts Receivable – AFAC (2)	12	115		—	27	17	18		—	—

Affiliated (3)
Madeira Energia	2	6	92	58	35	68	70	(1,200)	(730)	(778)
Current
Transactions with energy (4)					35

Jointly-controlled entity
Aliança Geração
Current
Transactions with energy (4)	—	—	14	14	42	40	35	(174)	(166)	(165)
Provision of services (5)	—	1	—	—	5	7	12	—	—	—
Interest on Equity, and dividends	114	103	—	—	—	—	—	—	—	—
Contingency (6)	—	—	41	32	—	—	—	(9)	(32)	—

Baguari Energia
Current
Transactions with energy (4)	—	—	1	1	—	—	—	(8)	(8)	(11)
Provision of services (5)	—	—	—	—	—	1	1	—	—	—

Norte Energia
Current
Transactions with energy (4)	—	—	25	24	28	22	16	(265)	(228)	(202)
Advance for future power supply (7)	—	40	—	—	—	—	—	—	—	—

Lightger
Current
Transactions with energy (4)	—	—	2	2	—	—	—	(23)	(21)	(21)

Hidrelétrica Pipoca
Current
Transactions with energy (4)	—	—	3	1	—	—	—	(26)	(19)	(19)
Interest on Equity, and dividends	3	—	—	—	—	—	—	—	—	—

Retiro Baixo
Current
Transactions with energy (4)	—	—	—	1	5	5	4	(5)	(5)	(5)
Interest on Equity, and dividends	—	6	—	—	—	—	—	—	—	—

Hidrelétrica Cachoeirão
Current										—
Transactions with energy (4)	—	—	—	—	2	—	—	—	—	—
Interest on Equity, and dividends	—	3	—	—	—	—	—	—	—	—

Renova
Current
Transactions with energy	—	—	—	—	—	4	—	(7)	—	(81)
Non-current
Accounts Receivable (8)	—	—	—	—	—	94	106	—	(688)	—
Loans from related parties (9)	—	17	—	6	—	—	—	(37)	—	—

Light
Current
Transactions with energy (4)	6	6	—	1	67	98	60	(2)	(9)	(1)
Interest on Equity, and dividends	71	73	—	—	—	—	—	—	—	—

Taesa
Current
Transactions with energy (4)	—	—	8	9	—	—	—	(100)	(96)	(109)
Provision of services (5)	—	—	—	—	—	1	1	—	—	—

Hidrelétrica Itaocara
Current
Adjustment for losses (10)	—	—	30	22	—	—	—	—	—	—

Axxiom
Current
Provision of services (11)	—	—	4	3	—	—	—	—	—	—

Other related parties
FIC Pampulha
Current
Cash and cash equivalents	171	36	—	—	—	—	—	—	—	—
Marketable securities	3,356	743	—	—	33	8	1,106	—	—	—
(-) Marketable securities issued by subsidiary companies (Note 22)	—	(3)	—	—	—	—	—	—	—	—
Non-current
Marketable securities	755	2	—	—	—	—	—	—	—	—

Forluz
Current
Post-employment obligations (12)	—	—	159	145	—	—	—	(206)	(197)	(192)
Supplementary pension contributions – Defined contribution plan (13)	—	—	—	—	—	—	—	(77)	(78)	(78)
Administrative running costs (14)	—	—	—	—	—	—	—	(30)	(30)	(28)
Operating leasing (15)	167	179	22	35	—	—	—	(2)	(55)	(46)
Non-current
Post-employment obligations (12)	—	—	2,750	2,827	—	—	—	—	—	—
Operating leasing (15)	—	—	156	149	—	—	—	—	—	—

Cemig Saúde
Current
Health Plan and Dental Plan (16)	—	—	154	141	—	—	—	(241)	(227)	(186)
Non-current
Health Plan and Dental Plan (16)	—	—	3,229	3,022	—	—	—	—	—	—

The main conditions and characteristics of interest with reference to the related party transactions are:

(1)	Refers to sale of energy supply to the Minas Gerais State government. The price of the supply is set by the granttor (Aneel) through a Resolution relating to the annual tariff adjustment of Cemig D. In 2017 the government of Minas Gerais State signed a debt recognition agreement with Cemig D for payment of debits relating to the supply of power due and unpaid, in the amount of R$113, up to November 2019. Twenty installments were unpaid at December 31, 2020. These receivables have guarantee in the form of Cemig’s right to retain dividends and Interest on Equity otherwise payable to the State (in proportion to the State’s equity interest in the Company), for as long as any payments are overdue or in default. Cemig D filed an application with the tax authority of Minas Gerais state to accept the terms of State Law 23,510/2020, to enable part of the ICMS tax payable to be offset against the debt owed by the government of Minas Gerais state to the Company. At present, the state tax authority is validating the invoices presented, to authorize the compensation of credits. As a result, the Company has reversed the amount of R$210 previously recognized as expected losses for doubtful receivables.
(2)	This refers to the recalculation of the inflation adjustment of amounts relating to the Advance against Future Capital Increase (AFAC), which were returned to the State of Minas Gerais. These receivables have guarantee in the form of Cemig’s right to retain dividends and Interest on Equity otherwise payable to the State (in proportion to the State’s equity interest in the Company), for as long as any payments are overdue or in default. For further information, see Note 11.
(3)	The relationship between Cemig and its investees are described in Note 16 – Investments.
(4)	The transactions in sale and purchase of energy between generators and distributors take place through auctions in the Regulated Market, and are organized by the federal government. In the Free Market, transactions are made through auctions or through direct contracting, under the applicable legislation. Transactions for transport of energy, on the other hand, are carried out by transmission companies and arise from the centralized operation of the National Grid, executed by the National System Operator (ONS).
(5)	Refers to a contract to provide plant operation and maintenance services.
(6)	This refers to the aggregate amounts of legal actions realized and legal actions provisioned arising from the agreement made between Aliança Geração, Vale S.A. and Cemig. The action is provisioned in the amount of R$119 (R$98 on December 31, 2019), of which Cemig’s portion is R$41 (R$32 on December 31, 2019).
(7)	Refers to advance payments for energy supply made in 2019 to Norte Energia, established by auction and by contract registered with the CCEE (Power Trading Chamber). Norte Energia delivered contracted supply until December 31, 2020, starting on January 01, 2020. There is no financial updating of the contract.
(8)	As mentioned in Note 16 (b), in June 2019, due to the uncertainties related to continuity of Renova, an estimated loss on realization of the receivables was recorded for the full value of the balance in the amount of R$688.
(9)	On November 25 and December 27, 2019, DIP loan contracts under court-supervised reorganization proceedings, referred to as ‘DIP’ and ‘DIP 2’, “DIP 3’ were entered into between the Company and Renova Energia S.A., in the amounts of R$10, R$6.5 and R$20, respectively. The contracts specify interest equal to 100% of the accumulated variation in the DI rate, plus an annual spread, applied pro rata die (on 252-business-days basis), of 1.083% for the DIP contract, 2.5% for the DIP2 contract and 1.5% for the DIP3, until the date of respective full payment. The Company recognized an impairment loss for the receivables from Renova, of its total carrying amount of R$3, in the second semester of 2020. For further information, see note 16 (c).
(10)	A liability was recognized corresponding to the Company’s interest in the share capital of Hidrelétrica Itaocara, due to its negative equity (see Note 16).
(11)	This refers to a contract for development of management software between Cemig D and Axxiom Soluções Tecnológicas S.A., instituted in Aneel Dispatch 2657/2017;
(12)	The contracts of Forluz are updated by the Expanded Customer Price Index (Índice Nacional de Preços ao Consumidor Amplo, or IPCA) calculated by the Brazilian Geography and Statistics Institute (IBGE) plus interest of 6% p.a. and will be amortized up to the business year of 2031 (see Note 24).
(13)	The Company’s contributions to the pension fund for the employees participating in the Mixed Plan, and calculated on the monthly remuneration, in accordance with the regulations of the Fund.
(14)	Funds for annual current administrative costs of the Pension Fund in accordance with the specific legislation of the sector. The amounts are estimated as a percentage of the Company’s payroll.
(15)	Rental of the Company’s administrative head offices, in effect until November 2020 and August 2024 (able to be extended every five years, up to 2034), with annual inflation adjustment by the IPCA index and price reviewed every 60 months. Aiming at costs reduction, in November 2019, Cemig returned the Aureliano Chaves building to Forluz and on November, 2020. By the end of the contract term, the Company decided not to renew the lease contract and, therefore, the Company vacated the Aureliano Chaves building facilities.
(16)	Post-employment obligations relating to the employees’ health and dental plan (see Note 24).

Dividends receivable from equity investees

Dividends receivable from Company’s equity investees are as follows:

Dividends receivable	2020	2019
Light	71	73
Aliança Geração	114	103
Others	3	10
	188	186

Guarantees on loans, financing and debentures

Cemig has provided guarantees on loans, financing and debentures of the following related parties – not consolidated in the financial statements because they relate to jointly-controlled entities or affiliated companies:

Related party	Relationship	Type	Objective	2020	Maturity
Norte Energia (NESA) (1)	Affiliated	Surety	Financing	2,601	2042
Light	Affiliated	Counter-guarantee	Financing	684	2042
Santo Antônio Energia (SAESA) (2)	Jointly-controlled	Surety	Debentures	445	2037
Santo Antônio Energia (SAESA)	Jointly-controlled	Guarantee	Financing	1,023	2034
Norte Energia (NESA)	Affiliated	Surety	Debentures	67	2030
				4,820
(1)	Related to execution of guarantees of the Norte Energia financing.
(2)	Corporate guarantee given by Cemig to Saesa.

At December 31, 2020, Management believes that there is no need to recognize any provisions in the Company’s financial statements for the purpose of meeting any obligations arising under these sureties and/or guarantees.

Cash investments in FIC Pampulha – the investment fund of Cemig and its subsidiaries and affiliates

Cemig and its subsidiaries and affiliates invest part of their financial resources in an investment fund which has the characteristics of fixed income and obeys the Company’s cash investment policy. The amounts invested by the fund at December 31, 2020 are reported as Cash and cash equivalents, marketable securities or as a deduction of debentures account balances.

The funds applied are allocated only in public and private fixed income securities, subject only to credit risk, with various maturity periods, obeying the unit holders’ cash flow needs.

Remuneration of key management personnel

The total costs of key personnel, comprising the Executive Board, the Fiscal Council, the Audit Committee and the Board of Directors in 2020, 2019 and 2018, are within the limits approved at a General Shareholders’ Meeting, and the effects on the income statements of the years ended, are as follows:

	2020	2019	2018
Remuneration	27	25	34
Profit sharing (reversal)	9	6	4
Pension plans	1	1	3
Total	37	32	41